Prepaids Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2025
Prepaids Expenses And Other Current Assets
Prepaids Expenses and Other Current Assets

Note 3 - Prepaids Expenses and Other Current Assets

Prepaids and other current assets consists of the following:

	As of March 31,
	2025	2024
Advance non-income taxes[1]	$3,680	$4,179
Prepaid expenses	1,196	878
Advance to vendors	838	728
Security deposits	114	424
Other	1,753	786
	$7,581	$6,995

[1]	Advance non-income taxes consist of tax credits owed to the Company that were levied from taxing authorities.